6. Contractual Obligations Schedule (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Convertible notes	$ 1,362,500	$ 0	$ 0
Office leases	24,630	0	0
Drilling commitment - Exxon/Mobil farmout	1,000,000	0	0
Convertible notes Thereafter	4,722,500
Office leases Thereafter	0
Drilling commitment - Exxon/Mobil farmout Thereafter	0
Convertible notes Total	6,085,000
Office leases Total	24,630
Drilling commitment - Exxon/Mobil farmout Total	$ 1,000,000